Fair value measurements - Additional information (Details)	Jun. 30, 2026 USD ($)
Fair value measurements
Aggregate clean fair value	$ 10,119,820
Accrued and unpaid contractual interest	504,998
Aggregate fair value carrying amount	$ 10,624,818